STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 1.4%
General Motors	390,532	[a]	22,600,087
Banks - 2.4%
JPMorgan Chase & Co.	103,053		16,367,908
U.S. Bancorp	142,736		7,899,010
Wells Fargo & Co.	337,158		16,109,409
			40,376,327
Capital Goods - 9.1%
APi Group	445,937	[a]	10,394,791
Carrier Global	151,643		8,206,919
Eaton	134,920		21,865,135
Howmet Aerospace	638,585		17,963,396
Hubbell	82,611		16,166,973
Ingersoll Rand	397,526		23,191,667
Northrop Grumman	81,250		28,340,000
Quanta Services	149,206		16,976,659
The Boeing Company	44,706	[a]	8,845,082
			151,950,622
Commercial & Professional Services - 1.2%
CACI International, Cl. A	76,607	[a]	19,874,154
Consumer Services - 2.0%
Booking Holdings	7,512	[a]	15,789,097
Expedia Group	105,322	[a]	16,966,321
			32,755,418
Diversified Financials - 15.6%
Ameriprise Financial	117,806		34,116,617
Berkshire Hathaway, Cl. B	184,519	[a]	51,054,562
Capital One Financial	59,456		8,355,352
CME Group	58,844		12,976,279
Equitable Holdings	278,835		8,772,149
LPL Financial Holdings	144,395		22,758,096
Morgan Stanley	347,562		32,955,829
State Street	205,014		18,240,095
The Charles Schwab	336,031		26,005,439
The Goldman Sachs Group	47,998		18,286,758
Voya Financial	433,422		26,932,843
			260,454,019
Energy - 7.7%
ConocoPhillips	170,901		11,985,287
Devon Energy	568,115		23,894,917

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 7.7% (continued)
EQT	585,197	[a]	11,370,378
Exxon Mobil	616,169		36,871,553
Hess	232,386		17,317,405
Marathon Petroleum	449,275		27,338,384
			128,777,924
Health Care Equipment & Services - 14.3%
Alcon	221,607	[a]	17,373,989
Becton Dickinson & Co.	72,116		17,101,588
Centene	300,448	[a]	21,454,992
CVS Health	294,480		26,226,389
Dentsply Sirona	338,813		16,513,746
HCA Healthcare	50,988		11,502,383
Laboratory Corp. of America Holdings	67,025	[a]	19,124,243
McKesson	103,402		22,413,417
Medtronic	281,498		30,035,837
UnitedHealth Group	91,918		40,831,814
Zimmer Biomet Holdings	129,608		15,501,117
			238,079,515
Insurance - 7.8%
Aon, Cl. A	77,342		22,875,443
Assurant	249,438		37,939,520
Chubb	90,715		16,280,621
Principal Financial Group	177,296		12,158,960
The Hartford Financial Services Group	175,618		11,608,350
Willis Towers Watson	127,406		28,773,371
			129,636,265
Materials - 3.9%
CF Industries Holdings	424,732		25,734,512
Freeport-McMoRan	536,287		19,885,522
Martin Marietta Materials	46,378		18,713,987
			64,334,021
Media & Entertainment - 3.8%
Alphabet, Cl. A	15,924	[a]	45,191,516
Comcast, Cl. A	379,463		18,965,561
			64,157,077
Pharmaceuticals Biotechnology & Life Sciences - 9.5%
AbbVie	258,093		29,752,961
Biogen	20,099	[a]	4,738,138
Danaher	130,715		42,043,172
Elanco Animal Health	301,490	[a]	8,664,823
Eli Lilly & Co.	85,320		21,162,773
Merck & Co.	315,492		23,633,506
Organon & Co.	564,230		16,492,443

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.5% (continued)
United Therapeutics		62,978	[a]	11,934,331
				158,422,147
Real Estate - 1.5%
Medical Properties Trust		588,848	[b]	12,536,574
Weyerhaeuser		333,273	[b]	12,534,397
				25,070,971
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials		93,533		13,767,122
Qualcomm		132,252		23,879,421
				37,646,543
Software & Services - 1.7%
Dolby Laboratories, Cl. A		208,222		17,367,797
Fiserv		117,586	[a]	11,349,401
				28,717,198
Technology Hardware & Equipment - 6.1%
Ciena		306,906	[a]	18,484,948
Cisco Systems		603,115		33,074,827
Corning		372,816		13,827,745
F5		86,071	[a]	19,588,038
Nokia, ADR		2,907,862	[a]	16,284,027
				101,259,585
Transportation - 1.3%
Norfolk Southern		79,299		21,035,646
Utilities - 7.4%
Clearway Energy, Cl. C		447,732		16,709,358
Exelon		1,027,052		54,156,452
NextEra Energy Partners		228,706		19,451,445
The AES		980,606		22,926,568
Vistra Energy		537,019		10,675,938
				123,919,761
Total Common Stocks (cost $1,377,980,268)				1,649,067,280

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 1000 Value ETF (cost $13,024,173)		78,698		12,487,012
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,806,336)	0.06	2,806,336	[c]	2,806,336

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,393,810,777)	99.9%	1,664,360,628
Cash and Receivables (Net)	.1%	1,729,807
Net Assets	100.0%	1,666,090,435

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	1,649,067,280	-	-	1,649,067,280
Exchange-Traded Funds	12,487,012	-	-	12,487,012
Investment Companies	2,806,336	-	-	2,806,336

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2021, accumulated net unrealized appreciation on investments was $270,549,851, consisting of $300,486,691 gross unrealized appreciation and $29,936,840 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.